PREPAYMENTS AND OTHER CURRENT ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Prepayments And Other Current Assets
PREPAYMENTS AND OTHER CURRENT ASSETS

NOTE 2 – PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following as of June 30, 2022 and December 31, 2021:

	June 30, 2022	December 31, 2021
Prepayments (including $2,059,668 and $1,813,904 to related parties as of June 30, 2022 and December 31, 2021, respectively)	$2,428,473	$2,169,095
Other current assets	8,845	7,618
Prepayments and other receivables	$2,437,318	$2,176,713

Balance of prepayments represented the advanced payments to suppliers including related party suppliers.

NOTE 4 – PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following as of December 31, 2021 and 2020:

	2021	2020
Prepayments (including $1,813,904 and $298,383 to related parties as of December 31, 2021 and 2020, respectively)	$2,169,095	$376,746
Other current assets	7,618	7,062
Prepayments and other current assets	$2,176,713	$383,808

Balance of prepayments represented the advanced payments to suppliers including related party suppliers.